SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS (Tables)	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Schedule of Share Capital
Authorized share capital is as follows:

(in thousands of $, except share data)	2020	2019
300,000,000 common shares of $0.01 par value each (December 31, 2019: 200,000,000 common shares of $0.01 par value each)	3,000	2,000

Issued and fully paid share capital is as follows:

(in thousands of $, except share data)	2020	2019
127,810,064 common shares of $0.01 par value each (December 31, 2019: 119,391,310 common shares of $0.01 par value each)	1,278	1,194